Statement of Additional Information (SAI) Supplement American Century Investment Trust SAI dated November 3, 2020 (as revised April 1, 2021)
Supplement dated June 5, 2021
The following replaces the entry for Alejandro H. Aguilar in the Accounts Managed table on page 48 and 49 of the SAI.

Accounts Managed (As of June 1, 2021)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Peter Van Gelderen	Number of Accounts	10	0	2
	Assets	$15.9 billion[1]	N/A	$488.7 million
1    Includes $586.4 million in Core Plus, $2.0 billion in Diversified Bond, $5.0 billion in NT Diversified Bond and $1.7 billion in Short Duration.

The following replaces the entries for Alejandro H. Aguilar in the Ownership of Securities table on pages 51 and 52 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Core Plus
Peter Van Gelderen[1]	A
Diversified Bond
Peter Van Gelderen[1]	A
NT Diversified Bond[2]
Peter Van Gelderen[1]	A
Short Duration
Peter Van Gelderen[1]	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.
1Information provided as of June 1, 2021.
2The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds and collective investment trusts advised by American Century Investments.

The change below will be effective as of August 1, 2021.
Brian Howell, Vice President and Senior Portfolio Manager, has announced his plans to retire on December 31, 2021. As a result, he will no longer serve as a portfolio manager for Core Plus, Diversified Bond, NT Diversified Bond, Short Duration Inflation Protection Bond, Short Duration Strategic Income and Strategic Income effective August 1, 2021.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97256 2106